January 4, 2002


                                               Zurich Scudder Investments, Inc.
                                               Two International Place
                                               Boston, MA  02110

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


RE: Pathway Conservative Portfolio, Pathway Moderate Portfolio and Pathway Growth Portfolio (the "Portfolios"), each a series of Scudder Pathway Series (Reg. Nos. 33-86070, 811-8606)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Portfolios hereby certify that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Portfolios, pursuant to Rule 497(c), upon the effectiveness of Post-Effective Amendment No. 12 to the Portfolios' Registration Statement on Form N-1A (the "Amendment"), do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2001.

         Comments or questions concerning this certificate may be directed to Jeanne Carroll at (617) 295-2592.

                                         Very truly yours,

                                         Scudder Pathway Series


                                  By:    /s/John Millette
                                         ------------------------------------
                                         John Millette
                                         Secretary